Cover	Nov. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 18, 2021
Entity File Number	001-33146
Entity Registrant Name	KBR, Inc.
Entity Central Index Key	0001357615
Entity Tax Identification Number	20-4536774
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 Jefferson Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	753-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KBR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false